REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 53,955	$ 53,995
Refined metal sales	151,508	156,165
Total revenue	205,463	210,160
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	53,334	54,042
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 621	$ (47)